Segment reporting	6 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
Segment reporting	Segment reporting
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen” which is reflected in the segment presentation below for the periods presented. The CODM primarily uses “Adjusted EBITDA”, as the key measure of the segment’s results, which is considered non-IFRS financial information.

Segment Adjusted EBITDA

		For the three months ended June 30,		For the six months ended June 30,
		2025	2024	2025	2024
	Note	€m	€m	€m	€m
Profit for the period		57.1	70.9	89.8	105.4
Taxation		13.5	16.8	20.5	24.2
Net financing costs	6	16.9	13.4	51.0	43.5
Depreciation & amortization		26.3	23.2	50.3	46.3
Exceptional items	5	14.9	12.4	32.0	35.9
Other add-backs		0.6	2.7	5.8	6.4
Adjusted EBITDA		129.3	139.4	249.4	261.7

Other add-backs include the elimination of share-based payment expense and related employer payroll tax expense of €0.4 million for the three months ended June 30, 2025 (2024: €2.4 million) and €5.3 million for the six months ended June 30, 2025 (2024: €5.8 million), as well as the elimination of non-operating M&A related costs, professional fees and transaction costs of €0.2 million for the three months ended June 30, 2025 (2024: €0.3 million) and €0.5 million for the six months ended June 30, 2025 (2024: €0.6 million). We exclude these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.
No information on segment assets or liabilities is presented to the CODM.

External revenue by geography

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
	€m	€m	€m	€m
United Kingdom	196.9	212.3	416.2	437.6
Italy	78.3	78.5	188.2	189.1
Germany	84.3	79.2	190.3	191.8
France	50.3	51.1	102.4	105.0
Croatia	47.7	43.1	67.5	63.9
Sweden	33.9	31.5	69.4	67.3
Austria	28.7	27.4	65.7	65.9
Serbia	51.3	50.7	72.6	69.7
Norway	27.7	28.5	58.3	59.3
Spain	20.0	20.2	40.3	42.5
Switzerland	17.4	17.8	36.5	39.4
Rest of Europe	110.4	112.8	199.6	205.3
Total external revenue by geography	746.9	753.1	1,507.0	1,536.8